THE SELECT SECTOR SPDR® TRUST
(the “Trust”)
The Communication Services Select Sector SPDR® Fund (XLC)
The Consumer Discretionary Select Sector SPDR® Fund (XLY)
The Consumer Staples Select Sector SPDR® Fund (XLP)
The Energy Select Sector SPDR® Fund (XLE)
The Financial Select Sector SPDR® Fund (XLF)
The Health Care Select Sector SPDR® Fund (XLV)
The Industrial Select Sector SPDR® Fund (XLI)
The Materials Select Sector SPDR® Fund (XLB)
The Real Estate Select Sector SPDR® Fund (XLRE)
The Technology Select Sector SPDR® Fund (XLK)
The Utilities Select Sector SPDR® Fund (XLU)
(each a “Fund”, and collectively, the “Funds”)
Supplement dated November 14, 2025 to the Prospectus and Summary Prospectuses, each dated January 31, 2025, as may be supplemented from time to time.
Effective December 1, 2025 (the “Effective Date”), each Fund’s name will change. Additionally, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the Funds’ distributor. Accordingly, as of the Effective Date:

1)	All references to the Funds’ names in the Prospectus and Summary Prospectuses will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date
The Communication Services Select Sector SPDR Fund	State Street® Communication Services Select Sector SPDR® ETF
The Consumer Discretionary Select Sector SPDR Fund	State Street® Consumer Discretionary Select Sector SPDR® ETF
The Consumer Staples Select Sector SPDR Fund	State Street® Consumer Staples Select Sector SPDR® ETF
The Energy Select Sector SPDR Fund	State Street® Energy Select Sector SPDR® ETF
The Financial Select Sector SPDR Fund	State Street® Financial Select Sector SPDR® ETF
The Health Care Select Sector SPDR Fund	State Street® Health Care Select Sector SPDR® ETF
The Industrial Select Sector SPDR Fund	State Street® Industrial Select Sector SPDR® ETF
The Materials Select Sector SPDR Fund	State Street® Materials Select Sector SPDR® ETF
The Real Estate Select Sector SPDR Fund	State Street® Real Estate Select Sector SPDR® ETF
The Technology Select Sector SPDR Fund	State Street® Technology Select Sector SPDR® ETF
The Utilities Select Sector SPDR Fund	State Street® Utilities Select Sector SPDR® ETF

2)	The references to the Funds’ distributor and related information in the Prospectus and Summary Prospectuses will be updated as follows:

	Current Information	New Information
Fund Distributor	ALPS Portfolio Solutions Distributor, Inc.	State Street Global Advisors Funds Distributors, LLC

Fund Distributor Business Address	1290 Broadway, Suite 1000 Denver, CO 80203	One Congress Street Boston, Massachusetts 02114

Investor Information Telephone Number	1‑866‑732‑8673	1‑866‑732‑8673

Public Website Address	www.sectorspdr.com	www.statestreet.com/SectorETFs
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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